Quarterly Report
September 30, 2024
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.9%
Aerospace & Defense – 1.7%
General Dynamics Corp.	35,839	$10,830,546
Honeywell International, Inc.	59,589	12,317,642
L3Harris Technologies, Inc.	61,995	14,746,751
		$37,894,939
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	37,965	$9,783,201
Diageo PLC	240,629	8,374,085
		$18,157,286
Automotive – 1.8%
Aptiv PLC (a)	230,714	$16,613,715
Lear Corp.	101,657	11,095,861
LKQ Corp.	325,416	12,990,607
		$40,700,183
Broadcasting – 1.1%
Omnicom Group, Inc.	187,848	$19,421,605
Warner Bros. Discovery, Inc. (a)	501,900	4,140,675
		$23,562,280
Brokerage & Asset Managers – 2.9%
Cboe Global Markets, Inc.	50,333	$10,311,722
Charles Schwab Corp.	681,204	44,148,831
CME Group, Inc.	40,351	8,903,448
		$63,364,001
Business Services – 2.4%
Accenture PLC, “A”	33,587	$11,872,333
Amdocs Ltd.	85,102	7,444,723
Cognizant Technology Solutions Corp., “A”	100,815	7,780,902
Fidelity National Information Services, Inc.	133,531	11,183,221
Fiserv, Inc. (a)	85,602	15,378,399
		$53,659,578
Cable TV – 1.6%
Comcast Corp., “A”	827,797	$34,577,081
Chemicals – 0.8%
PPG Industries, Inc.	129,433	$17,144,695
Computer Software – 2.2%
Dun & Bradstreet Holdings, Inc.	1,359,603	$15,649,030
Microsoft Corp.	75,893	32,656,758
		$48,305,788
Construction – 2.3%
Masco Corp.	424,458	$35,629,005
Stanley Black & Decker, Inc.	104,711	11,531,822
Summit Materials, Inc., “A” (a)	103,180	4,027,115
		$51,187,942
Consumer Products – 1.5%
Kenvue, Inc.	1,440,369	$33,315,735

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.3%
Booking Holdings, Inc.	1,555	$6,549,847
Electrical Equipment – 1.7%
Johnson Controls International PLC	471,186	$36,568,745
Electronics – 1.4%
Intel Corp.	527,975	$12,386,293
NXP Semiconductors N.V.	80,971	19,433,850
		$31,820,143
Energy - Independent – 2.3%
ConocoPhillips	234,017	$24,637,310
Hess Corp.	195,168	26,503,814
		$51,141,124
Energy - Integrated – 1.7%
Chevron Corp.	39,130	$5,762,675
Exxon Mobil Corp.	151,861	17,801,147
Suncor Energy, Inc.	353,934	13,063,984
		$36,627,806
Food & Beverages – 0.2%
Archer Daniels Midland Co.	76,080	$4,545,019
Health Maintenance Organizations – 1.6%
Cigna Group	104,681	$36,265,686
Insurance – 3.9%
Aon PLC	84,026	$29,072,156
Chubb Ltd.	88,550	25,536,935
Principal Financial Group, Inc.	48,096	4,131,446
Travelers Cos., Inc.	32,352	7,574,250
Willis Towers Watson PLC	70,387	20,731,083
		$87,045,870
Internet – 0.7%
Alphabet, Inc., “A”	95,353	$15,814,295
Leisure & Toys – 0.2%
Electronic Arts, Inc.	31,570	$4,528,401
Machinery & Tools – 1.3%
Eaton Corp. PLC	50,724	$16,811,963
Regal Rexnord Corp.	73,855	12,251,067
		$29,063,030
Major Banks – 6.3%
Bank of America Corp.	794,951	$31,543,656
Goldman Sachs Group, Inc.	89,256	44,191,538
JPMorgan Chase & Co.	162,149	34,190,738
Morgan Stanley	169,888	17,709,125
PNC Financial Services Group, Inc.	59,518	11,001,902
		$138,636,959

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	35,921	$10,320,462
McKesson Corp.	34,973	17,291,351
Quest Diagnostics, Inc.	30,883	4,794,586
		$32,406,399
Medical Equipment – 2.5%
Becton, Dickinson and Co.	69,691	$16,802,500
Medtronic PLC	418,766	37,701,503
		$54,504,003
Metals & Mining – 0.2%
Glencore PLC	787,636	$4,503,810
Other Banks & Diversified Financials – 1.8%
Northern Trust Corp.	255,018	$22,959,271
Truist Financial Corp.	398,848	17,058,729
		$40,018,000
Pharmaceuticals – 3.4%
Johnson & Johnson	213,177	$34,547,465
Organon & Co.	137,785	2,635,827
Pfizer, Inc.	940,983	27,232,048
Roche Holding AG	36,425	11,646,015
		$76,061,355
Railroad & Shipping – 1.0%
Union Pacific Corp.	91,803	$22,627,603
Restaurants – 0.3%
U.S. Foods Holding Corp. (a)	49,389	$3,037,423
Wendy's Co.	204,967	3,591,022
		$6,628,445
Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	21,135	$6,292,735
Axalta Coating Systems Ltd. (a)	378,080	13,682,715
DuPont de Nemours, Inc.	149,647	13,335,044
		$33,310,494
Specialty Stores – 0.2%
Target Corp.	30,451	$4,746,093
Telecommunications - Wireless – 0.8%
T-Mobile USA, Inc.	80,730	$16,659,443
Tobacco – 1.4%
Altria Group, Inc.	134,252	$6,852,222
Philip Morris International, Inc.	188,293	22,858,770
		$29,710,992
Utilities - Electric Power – 3.6%
Dominion Energy, Inc.	52,679	$3,044,320
Duke Energy Corp.	153,535	17,702,586
Exelon Corp.	200,344	8,123,949
National Grid PLC	1,044,476	14,383,048
PG&E Corp.	1,043,120	20,622,482

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Southern Co.	183,989	$16,592,128
		$80,468,513
Total Common Stocks		$1,302,121,583
Bonds – 39.3%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,049,451
Asset-Backed & Securitized – 6.1%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.947% ((SOFR - 1mo. + 0.11448%) + 1.75%), 1/15/2037 (n)	$1,851,500	$1,827,089
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	1,091,000	1,096,593
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,745,806	1,750,020
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.411% ((SOFR - 1mo. + 0.11448%) + 1.2%), 12/15/2035 (n)	2,115,000	2,098,211
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.811% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	1,807,500	1,794,560
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.442% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	5,032,595
AREIT 2022-CRE6 Trust, “B”, FLR, 7.191% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	3,057,464
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	426,172	431,067
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 7.032% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	3,189,862	3,210,973
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.559% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	345,935	620,155
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	134,138	142,202
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,592,991
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 6.511% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	4,964,000	4,849,863
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.26% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	849,500	841,506
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.392% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,780,400
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	1,026,312	1,057,861
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.497% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	5,214,000	4,852,158
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,553,820	1,567,175
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,932,648	1,936,554
Columbia Cent CLO 28 Ltd., “A-2-R”, FLR, 7.094% ((SOFR - 3mo. + 0.26161%) + 1.7%) 11/07/2030 (n)	3,492,733	3,497,075
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	1,872,416	2,019,866
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	3,947,150
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,031,285	1,042,413
Credit Acceptance Auto Loan Trust, 2023-3A, “A”, 6.39%, 8/15/2033 (n)	546,000	558,693
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,295,043
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 6.462% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	1,211,837	1,212,442
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 6.583% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	3,582,969	3,587,115
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)	2,369,972	2,422,766
Empire District Bondco LLC, 4.943%, 1/01/2033	1,221,000	1,244,609
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	1,209,275	1,236,040
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	891,421	897,353
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	265,969	269,883
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	72,890	77,194
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,197,977
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	4,817,598	4,801,308
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,229,729
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	982,968	986,751
LCCM 2021-FL2 Trust, “B”, FLR, 7.11% ((SOFR - 1mo. + 0.11448%) + 1.9%), 12/13/2038 (n)	2,562,000	2,527,062
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.96% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	5,288,000	5,256,534
MF1 2020-FL4 Ltd., “A”, FLR, 6.897% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	460,841	461,152
MF1 2021-FL5 Ltd., “AS”, FLR, 6.397% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	5,459,500	5,431,771
MF1 2022-FL8 Ltd., “B”, FLR, 6.915% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,212,218
MF1 2024-FL5 Ltd., “AS”, FLR, 7.054% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	2,376,000	2,374,520
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.175% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	1,646,335	1,646,633
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,539,396
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	2,080,986	2,292,399
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.913% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	1,750,540	1,751,090
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.723% ((SOFR - 3mo. + 0.26161%) + 1.16%), 7/15/2034 (n)	1,900,000	1,900,376
Nissan Master Owner Trust, 2024-A, “A”, FLR, 6.012% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	1,434,737	1,436,643

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.294% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	$5,195,227	$5,204,506
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	2,137,000	2,160,444
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 6.811% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	4,413,018	4,420,533
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.769% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	1,130,000	1,119,649
Residential Funding Mortgage Securities, Inc., FGIC, 5.32%, 12/25/2035 (d)(q)	63,221	1,314
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	314,000	314,429
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 7.142% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	5,056,780
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	32,560	32,564
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 6.397% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	2,630,006	2,613,710
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,333,000	1,351,186
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.012% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	2,010,166	2,010,265
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,273,940
		$134,451,958
Automotive – 0.1%
Lear Corp., 4.25%, 5/15/2029	$656,000	$646,961
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	2,944,000	2,511,034
		$3,157,995
Broadcasting – 0.1%
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	$1,539,000	$1,256,305
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	1,692,000	1,304,997
		$2,561,302
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$3,736,000	$4,000,476
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,155,000	1,926,742
LPL Holdings, Inc., 6.75%, 11/17/2028	355,000	381,766
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	3,986,000	3,756,502
		$10,065,486
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$190,000	$173,362
Masco Corp., 2%, 2/15/2031	3,622,000	3,127,405
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	363,468
		$3,664,235
Business Services – 0.6%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$2,853,242
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,715,047
Equinix, Inc., 2.5%, 5/15/2031	2,363,000	2,087,715
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,449,446
Fiserv, Inc., 2.65%, 6/01/2030	730,000	665,136
Global Payments, Inc., 2.9%, 11/15/2031	1,699,000	1,495,429
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,857,000	1,846,433
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,422,000	1,530,626
		$13,643,074
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$1,075,245
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	1,490,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	361,040
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,734,000	1,416,940
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,124,443
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	2,907,197
		$8,375,615
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,427,000	$1,264,689

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$740,000	$753,700
Roper Technologies, Inc., 2%, 6/30/2030	1,302,000	1,143,797
		$1,897,497
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$808,000	$797,677
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	2,112,000	2,138,785
		$2,936,462
Consumer Products – 0.1%
Kenvue, Inc., 4.9%, 3/22/2033	$2,970,000	$3,074,362
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$1,463,824
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,690,000	$2,361,253
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$1,329,000	$1,305,396
Broadcom, Inc., 4.926%, 5/15/2037 (n)	683,000	682,409
		$1,987,805
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$1,326,000	$1,353,645
EQT Corp., 5.75%, 2/01/2034	2,947,000	3,028,332
		$4,381,977
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,182,000	$3,727,247
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,614,809
Eni S.p.A., 5.5%, 5/15/2034 (n)	3,488,000	3,613,339
		$10,955,395
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$4,225,000	$4,057,259
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,329,000	2,284,474
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	675,184
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,183,000	2,105,958
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,700,459
		$10,823,334
Food & Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$737,000	$710,841
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	2,950,000	3,915,303
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,410,357
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	304,000	286,910
		$7,323,411
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$1,620,061
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	746,288
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	1,997,463
Marriott International, Inc., 2.85%, 4/15/2031	7,000	6,301
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,366,642
		$5,736,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.6%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$2,222,719
Corebridge Financial, Inc., 3.9%, 4/05/2032	3,078,000	2,886,886
Corebridge Financial, Inc., 5.75%, 1/15/2034	1,237,000	1,303,810
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	4,200,000	4,052,551
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	3,212,000	3,437,627
		$13,903,593
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$1,227,000	$1,302,582
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$1,979,000	$1,992,117
Brown & Brown, Inc., 4.2%, 3/17/2032	2,124,000	2,034,069
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,057,000	4,203,372
Fairfax Financial Holdings Ltd., 6%, 12/07/2033 (n)	93,000	97,791
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	850,410
		$9,177,759
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$730,239
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$3,963,000	$4,054,420
Major Banks – 2.7%
Bank of America Corp., 3.5%, 4/19/2026	$1,361,000	$1,347,684
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	3,452,000	3,026,835
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	769,171
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	2,666,000	3,077,976
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,706,046
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	4,532,000	4,260,959
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	838,000	872,266
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	837,198
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,180,000	2,307,826
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,258,000	2,073,103
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,831,000	2,455,186
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	832,764
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	427,249
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	476,000	437,800
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,631,000	4,073,631
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,781,000	1,602,729
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,049,000	4,363,274
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	938,000	801,504
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,674,000	2,375,109
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,483,000	2,274,158
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,130,000	2,795,862
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,230,000	4,854,817
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,416,000	5,464,995
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	7,312,000	6,684,452
		$59,722,594
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$2,601,505
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	275,567
Cigna Corp., 3.2%, 3/15/2040	474,000	374,443
CVS Health Corp., 5.3%, 6/01/2033	2,530,000	2,585,440
HCA, Inc., 5.125%, 6/15/2039	1,932,000	1,905,811
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	980,000	900,543
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	126,744

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Northwell Healthcare, Inc., 4.26%, 11/01/2047	$1,205,000	$1,038,893
		$9,808,946
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,590,000	$1,461,573
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$481,468
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,448,841
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,564,000	4,062,122
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,519,617
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	635,687
		$8,147,735
Midstream – 0.4%
Enbridge, Inc., 5.625%, 4/05/2034	$1,977,000	$2,073,508
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	1,792,746
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	510,642
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	813,398
Targa Resources Corp., 4.2%, 2/01/2033	746,000	706,382
Targa Resources Corp., 6.125%, 3/15/2033	2,281,000	2,447,835
		$8,344,511
Mortgage-Backed – 12.0%
Fannie Mae, 5%, 3/25/2025 - 3/01/2041	$1,355,464	$1,388,176
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	2,337,844	2,251,149
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	514,252	536,917
Fannie Mae, 2.5%, 11/01/2031	45,748	43,906
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	3,039,049	3,137,686
Fannie Mae, 3%, 2/25/2033 (i)	214,028	16,253
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	3,129,081	3,162,079
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	1,818,516	1,894,666
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	8,611,682	8,205,203
Fannie Mae, 3.25%, 5/25/2040	67,443	65,010
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	5,974,760	5,888,932
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	151,445	141,663
Fannie Mae, 4%, 7/25/2046 (i)	252,037	48,299
Fannie Mae, UMBS, 5.5%, 10/01/2025 - 11/01/2053	8,241,816	8,347,371
Fannie Mae, UMBS, 2%, 9/01/2035 - 3/01/2052	27,910,551	23,921,418
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 6/01/2052	28,446,012	24,945,759
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	3,332,689	3,334,956
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 9/01/2052	2,667,290	2,631,408
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	2,588,546	2,054,879
Fannie Mae, UMBS, 3%, 5/01/2051 - 9/01/2052	14,383,391	12,986,319
Fannie Mae, UMBS, 4%, 2/01/2052 - 6/01/2054	3,261,877	3,132,876
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2052	4,423,229	4,124,227
Fannie Mae, UMBS, 6%, 12/01/2052 - 8/01/2054	5,292,339	5,426,392
Fannie Mae, UMBS, 7%, 11/01/2053 - 12/01/2053	1,513,670	1,572,334
Fannie Mae, UMBS, 6.5%, 12/01/2053	519,925	536,090
Freddie Mac, 0.45%, 10/25/2024 - 11/25/2027 (i)	16,294,109	87,874
Freddie Mac, 0.387%, 11/25/2024 (i)	15,385,000	118
Freddie Mac, 2.67%, 12/25/2024	1,124,867	1,119,304
Freddie Mac, 0.777%, 6/25/2027 (i)	13,682,000	239,399
Freddie Mac, 0.879%, 6/25/2027 (i)	4,481,245	72,214
Freddie Mac, 0.7%, 7/25/2027 (i)	11,496,924	154,595
Freddie Mac, 0.458%, 8/25/2027 (i)	9,650,000	95,523
Freddie Mac, 0.545%, 8/25/2027 (i)	6,280,623	66,963
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	92,340
Freddie Mac, 0.324%, 11/25/2027 (i)	16,290,000	100,978

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.41%, 11/25/2027 (i)	$11,208,837	$79,280
Freddie Mac, 0.376%, 12/25/2027 (i)	10,109,000	79,436
Freddie Mac, 0.414%, 12/25/2027 (i)	11,210,000	107,887
Freddie Mac, 0.487%, 12/25/2027 (i)	17,007,348	184,535
Freddie Mac, 1.218%, 7/25/2029 (i)	820,808	36,177
Freddie Mac, 1.264%, 8/25/2029 (i)	5,146,063	239,596
Freddie Mac, 1.914%, 4/25/2030 (i)	900,000	77,450
Freddie Mac, 1.984%, 4/25/2030 (i)	2,701,417	241,835
Freddie Mac, 1.769%, 5/25/2030 (i)	1,301,002	107,142
Freddie Mac, 1.906%, 5/25/2030 (i)	3,334,078	293,172
Freddie Mac, 1.435%, 6/25/2030 (i)	1,327,631	87,999
Freddie Mac, 1.702%, 8/25/2030 (i)	1,191,673	95,975
Freddie Mac, 1.262%, 9/25/2030 (i)	775,587	46,620
Freddie Mac, 1.172%, 11/25/2030 (i)	1,356,411	76,840
Freddie Mac, 0.416%, 1/25/2031 (i)	5,303,066	84,581
Freddie Mac, 0.872%, 1/25/2031 (i)	2,233,850	95,298
Freddie Mac, 1.026%, 1/25/2031 (i)	1,493,151	75,761
Freddie Mac, 0.609%, 3/25/2031 (i)	4,273,162	114,024
Freddie Mac, 0.828%, 3/25/2031 (i)	1,837,683	76,199
Freddie Mac, 1.324%, 5/25/2031 (i)	822,353	55,690
Freddie Mac, 1.039%, 7/25/2031 (i)	1,237,840	68,713
Freddie Mac, 0.607%, 8/25/2031 (i)	1,663,977	48,290
Freddie Mac, 0.632%, 9/25/2031 (i)	5,442,448	171,143
Freddie Mac, 0.955%, 9/25/2031 (i)	1,567,181	76,714
Freddie Mac, 0.441%, 11/25/2031 (i)	8,030,040	176,495
Freddie Mac, 0.596%, 12/25/2031 (i)	7,179,988	217,478
Freddie Mac, 0.664%, 12/25/2031 (i)	12,162,189	414,740
Freddie Mac, 0.429%, 11/25/2032 (i)	8,223,206	140,172
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	719,471	740,492
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	471,531	487,555
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	659,901	690,157
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	306,176	319,758
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	505,608	511,867
Freddie Mac, 5.5%, 2/15/2036 (i)	45,247	7,547
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	1,933,238	1,910,158
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	5,539,238	5,287,396
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	7,078,999	6,550,487
Freddie Mac, 4.5%, 12/15/2040 (i)	21,916	2,057
Freddie Mac, 4%, 8/15/2044 (i)	45,387	4,239
Freddie Mac, UMBS, 2%, 12/01/2031 - 4/01/2052	22,908,237	19,235,542
Freddie Mac, UMBS, 6.5%, 10/01/2034 - 5/01/2054	64,470	66,875
Freddie Mac, UMBS, 5%, 10/01/2035 - 8/01/2053	1,811,710	1,815,868
Freddie Mac, UMBS, 6%, 1/01/2036 - 6/01/2054	1,606,679	1,645,740
Freddie Mac, UMBS, 3%, 4/01/2037 - 6/01/2052	4,807,451	4,331,260
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	1,140,215	1,075,932
Freddie Mac, UMBS, 4%, 8/01/2047 - 1/01/2053	2,345,081	2,264,594
Freddie Mac, UMBS, 2.5%, 4/01/2048 - 9/01/2052	14,699,411	12,740,828
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 2/01/2052	3,263,630	2,582,794
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 4/01/2053	634,336	650,269
Freddie Mac, UMBS, 4.5%, 10/01/2052	2,863,012	2,814,394
Ginnie Mae, 6%, 9/15/2032 - 7/20/2054	2,271,936	2,333,041
Ginnie Mae, 5.5%, 5/15/2033 - 8/20/2054	7,143,682	7,229,388
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	7,642,646	7,577,052
Ginnie Mae, 5%, 7/20/2033 - 1/20/2053	2,369,658	2,379,836
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	4,733,207	4,604,936
Ginnie Mae, 5.175%, 9/20/2041	833,144	821,764
Ginnie Mae, 3.5%, 12/15/2041 - 10/20/2052	6,048,572	5,733,472
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	9,672,832	8,866,803
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	7,226,408	6,367,852

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	$4,628,324	$3,926,101
Ginnie Mae, 7%, 12/20/2053	211,142	216,441
Ginnie Mae, 6.495%, 3/20/2064	632,635	635,809
Ginnie Mae, TBA, 5%, 10/15/2054 - 11/15/2054	3,050,000	3,054,102
Ginnie Mae, TBA, 6%, 10/15/2054	925,000	940,672
Ginnie Mae, TBA, 6.5%, 10/15/2054	1,150,000	1,176,605
UMBS, TBA, 2.5%, 10/17/2039 - 11/14/2054	9,275,000	8,053,273
UMBS, TBA, 2%, 10/15/2054 - 11/14/2054	5,850,000	4,842,055
UMBS, TBA, 3%, 10/15/2054	1,350,000	1,211,518
UMBS, TBA, 6.5%, 10/15/2054	3,525,000	3,633,898
		$264,732,945
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$2,745,000	$2,879,236
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,483,813
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, 6.081%, 12/01/2042	2,505,000	2,603,348
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,032,000	916,671
		$10,883,068
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$429,106
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$253,000	$253,003
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$1,053,000	$992,286
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	1,848,018
		$2,840,304
Oils – 0.1%
Phillips 66 Co., 2.15%, 12/15/2030	$2,934,000	$2,570,045
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$5,881,000	$5,722,769
Northern Trust Corp., 6.125%, 11/02/2032	2,959,000	3,267,464
		$8,990,233
Pollution Control – 0.3%
Republic Services, Inc., 1.45%, 2/15/2031	$851,000	$713,257
Waste Management, Inc., 4.875%, 2/15/2034	5,777,000	5,958,376
		$6,671,633
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,316,000	$1,096,887
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$4,289,000	$4,447,928
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$168,352
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,634,416
Realty Income Corp., REIT, 3.25%, 1/15/2031	485,000	452,449
		$2,255,217
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$1,666,308

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$3,528,000	$3,084,841
Telecommunications - Wireless – 0.4%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$2,565,000	$2,514,434
Rogers Communications, Inc., 3.8%, 3/15/2032	5,197,000	4,821,903
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,762,525
Vodafone Group PLC, 5.625%, 2/10/2053	750,000	763,424
		$9,862,286
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,780,000	$4,783,229
Philip Morris International, Inc., 5.125%, 11/17/2027	869,000	894,775
Philip Morris International, Inc., 5.625%, 11/17/2029	374,000	397,154
Philip Morris International, Inc., 5.125%, 2/15/2030	1,404,000	1,456,506
Philip Morris International, Inc., 5.75%, 11/17/2032	1,653,000	1,776,614
		$9,308,278
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$757,000	$903,237
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.95%, 3/01/2025	$298	$298
Small Business Administration, 5.11%, 8/01/2025	42,480	42,349
		$42,647
U.S. Treasury Obligations – 7.6%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$4,600,000	$3,582,609
U.S. Treasury Bonds, 4%, 11/15/2042	2,400,000	2,361,750
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	7,551,812
U.S. Treasury Bonds, 4.5%, 2/15/2044	2,600,000	2,712,937
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	7,487,817
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	3,017,266
U.S. Treasury Bonds, 2.25%, 8/15/2046	46,200,000	33,074,508
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	710,473
U.S. Treasury Bonds, 2.25%, 2/15/2052	7,800,000	5,318,930
U.S. Treasury Bonds, 4%, 11/15/2052	2,700,000	2,627,227
U.S. Treasury Bonds, 4.125%, 8/15/2053	5,100,000	5,078,684
U.S. Treasury Bonds, 4.75%, 11/15/2053	8,000,000	8,836,562
U.S. Treasury Bonds, 4.25%, 2/15/2054	8,900,000	9,069,656
U.S. Treasury Notes, 4%, 1/15/2027	30,070,000	30,319,017
U.S. Treasury Notes, 2.5%, 3/31/2027	7,607,000	7,411,476
U.S. Treasury Notes, 4.5%, 4/15/2027 (f)	38,800,000	39,644,203
		$168,804,927
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,273,000	$1,378,965
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	250,000	219,648
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	3,995,000	4,118,280
Duke Energy Corp., 4.5%, 8/15/2032	3,023,000	2,989,234
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	926,000	948,350
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	362,934
Exelon Corp., 4.05%, 4/15/2030	1,632,000	1,607,064
Georgia Power Co., 3.7%, 1/30/2050	147,000	116,803
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,327,844
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	809,030
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,121,000	2,251,051
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	449,830
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,340,271
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,738,000	1,522,752

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 3.3%, 8/01/2040	$926,000	$719,221
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	918,521
		$21,079,798
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,135,000	$988,494
Total Bonds		$868,741,017
Preferred Stocks – 0.9%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	204,443	$7,989,968
Consumer Products – 0.5%
Henkel AG & Co. KGaA	116,392	$10,935,006
Total Preferred Stocks		$18,924,974
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.07% (v)	35,593,440	$35,604,118

Other Assets, Less Liabilities – (0.7)%		(15,983,703)
Net Assets – 100.0%		$2,209,407,989
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $35,604,118 and $2,189,787,574, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $165,718,344, representing 7.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	247	$51,435,820	December – 2024	$119,649
U.S. Treasury Note 5 yr	Long	USD	350	38,458,985	December – 2024	56,221
						$175,870
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	92	$12,244,625	December – 2024	$(113,992)
U.S. Treasury Ultra Note 10 yr	Short	USD	133	15,733,484	December – 2024	(10,179)
						$(124,171)
At September 30, 2024, the fund had liquid securities with an aggregate value of $1,068,761 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,250,150,641	$—	$—	$1,250,150,641
United Kingdom	27,260,943	—	—	27,260,943
Canada	13,063,984	—	—	13,063,984
Switzerland	11,646,015	—	—	11,646,015
Germany	10,935,006	—	—	10,935,006
South Korea	—	7,989,968	—	7,989,968
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	168,847,574	—	168,847,574
Non - U.S. Sovereign Debt	—	730,239	—	730,239
Municipal Bonds	—	10,883,068	—	10,883,068
U.S. Corporate Bonds	—	201,016,963	—	201,016,963
Residential Mortgage-Backed Securities	—	269,118,182	—	269,118,182
Commercial Mortgage-Backed Securities	—	45,622,818	—	45,622,818
Asset-Backed Securities (including CDOs)	—	84,443,903	—	84,443,903
Foreign Bonds	—	88,078,270	—	88,078,270
Mutual Funds	35,604,118	—	—	35,604,118
Total	$1,348,660,707	$876,730,985	$—	$2,225,391,692
Other Financial Instruments
Futures Contracts – Assets	$175,870	$—	$—	$175,870
Futures Contracts – Liabilities	(124,171)	—	—	(124,171)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$25,150,462	$273,629,863	$263,185,442	$3,703	$5,532	$35,604,118
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,775,063	$—